General and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
General and Summary of Significant Accounting Policies

NOTE 1 — GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

UCI Holdings Limited (“Holdings”), an entity domiciled in New Zealand, was incorporated on November 26, 2010 for the purpose of consummating the acquisition of UCI International, Inc. (together with its subsidiaries “UCI International”), an entity formerly owned by members of the Carlyle Group and certain current and former officers, employees and members of management. UCI International is a leading designer, manufacturer and distributor of a broad range of filtration products, fuel and cooling systems products and vehicle electronics in North America and Europe. All operations of Holdings are conducted by United Components, Inc. (“UCI”) through its subsidiaries. As outlined in Note 2, the acquisition of UCI International was completed on January 26, 2011, at which time Uncle Acquisition 2010 Corp (an indirect subsidiary of Holdings) merged with UCI International, Inc., with UCI International, Inc. continuing as the surviving entity.

Principles of Consolidation and Basis of Presentation

Holdings was formed on November 26, 2010 for the purpose of consummating the acquisition of UCI International and, consequently, has no financial statements as of and for periods prior to that date. The audited consolidated financial statements of Holdings as of December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012 and 2011 are presented as the “Successor.” The audited consolidated financial statements of UCI International for the period January 1, 2011 through January 25, 2011 are presented as the “Predecessor.”

Comparatives

Certain comparative balances for the Successor year ended December 31, 2012 have been reclassified to conform to the current method of presentation.

Financial Statement Presentation

The following provides a description of certain items that appear in the audited consolidated statements of comprehensive income (loss):

Net sales includes the selling price of our products sold to our customers, less provisions for warranty costs, estimated sales returns, customer allowances and cash discounts. Shipping and handling fees that are billed to customers are classified as net sales.

Cost of sales includes all costs of manufacturing required to bring a product to a ready-for-sale condition. Such costs include direct and indirect materials (net of vendor consideration), direct and indirect labor costs (including pension, post-retirement and other fringe benefits), supplies, utilities, depreciation, insurance, shipping and other costs. Cost of sales also includes the procurement, packaging, and shipping of products purchased for resale.

Selling and warehousing expenses includes costs of selling and marketing, warehousing, technical services and distribution. The major cost elements for this line item include salaries and wages (including pension, post-retirement and other fringe benefits), freight, depreciation and advertising.

Advertising is expensed as incurred. Advertising expense recognized during the Successor years ended December 31, 2013 and 2012 was $2.0 million and $2.1 million, respectively. Advertising expense recognized during the Successor year ended December 31, 2011 and the Predecessor period January 1, 2011 through January 25, 2011 was $1.6 million and $0.1 million, respectively.

General and administrative expenses includes the costs of executive, accounting and administrative personnel (including pension, post-retirement and other fringe benefits), professional fees, insurance, provisions for doubtful accounts, rent and information technology costs.

Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

The accompanying audited consolidated financial statements for the Successor include the accounts of Holdings and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The accompanying audited consolidated financial statements for the Predecessor include the accounts of UCI International, Inc., and its wholly-owned direct and indirect subsidiaries.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

Segment Reporting

In accordance with the guidance included in Accounting Standards Codification ASC 280, “Segment Reporting,” Holdings reports as one segment. Holdings is in one business, which is the manufacturing and distribution of vehicle parts. The products and services, customer base, distribution channel, manufacturing process, procurement and economic characteristics are similar throughout all of Holdings’ operations.

Revenue Recognition

Holdings records sales, including related party sales to FRAM Group, when title has transferred to the customer, the sales price is fixed and determinable and the collection of the related accounts receivable is reasonably assured. Holdings’ related party sales to FRAM Group are entered into on an arm’s-length basis documented by product purchase orders.

Provisions for estimated sales returns, allowances and warranty costs are recorded when the sales are recorded. Sales returns, allowances and warranty costs are estimated based upon historical experience, current trends and Holdings’ expectations regarding future experience. Adjustments to such returns, allowances and warranty costs are made as new information becomes available.

In order to obtain exclusive contracts with certain customers, Holdings may incur up-front costs or assume the cost of returns of products sold by the previous supplier. The up-front costs are capitalized and amortized over the life of the contract as a reduction of sales. The cost of returns of products sold by the previous supplier is recorded as a reduction to net sales as incurred.

New business changeover costs also can include the costs related to removing a new customer’s inventory and replacing it with Holdings’ inventory, commonly referred to as a “stocklift.” Stocklift costs are recorded as a reduction of net sales when incurred.

Restructuring Charges

Holdings recognizes a liability for restructuring charges in the period in which the liability is incurred. These restructuring charges include costs for certain initiatives such as consolidation of operations or facilities, management reorganization, rationalization of non-manufacturing infrastructure, outsourcing of non-core components and asset impairments. See Note 3 for a more detailed discussion of restructuring charges.

Cash Equivalents

Certificates of deposit, commercial paper and other highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Holdings generally does not require collateral for its trade accounts receivable. Accounts receivable are recorded at face amounts less an allowance for amounts that may become uncollectible in the future. These allowances are established based on a combination of write-off history, aging analysis and specific account evaluations. When a receivable balance is known to be uncollectible, it is written off against the allowance for doubtful accounts.

Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using standard cost, which approximates the first-in, first-out method. Inventories are reduced by an allowance for excess and obsolete inventories, based on Holdings’ review of on-hand inventories. The expense of inventory allowances is included in cost of sales.

Depreciation and Amortization

Depreciation of property, plant and equipment is provided on a straight-line basis, over the estimated service lives of the assets. Leasehold improvements are amortized over the shorter of their service life or the remaining term of the lease.

Major renewals and improvements of property, plant and equipment are capitalized, and repairs and maintenance costs are expensed as incurred. Repairs and maintenance expenses recognized during the Successor years ended December 31, 2013 and 2012 were $6.2 million and $6.0 million, respectively. Repairs and maintenance expenses recognized during the Successor year ended December 31, 2011 and the Predecessor period January 1, 2011 through January 25, 2011 were $4.8 million and $0.4 million, respectively.

Most of Holdings’ trademarks have indefinite lives and are not amortized; instead they are subject to an annual impairment evaluation. Trademarks with finite lives and other intangible assets are amortized over their useful lives on an accelerated or straight-line basis commensurate with the expected benefits received from such intangible assets.

Defined Benefit Pension and Other Post-retirement Benefits

Holdings’ consolidated balance sheets reflect the funded status of its pension and post-retirement benefit plans. The funded status of the plans is measured as the difference between the fair value of the plan assets and the projected benefit obligation. Holdings recognizes in the consolidated balance sheets the aggregate overfunding of any plans in “Other long-term assets” and the aggregate underfunding of any plans in “Accrued expense and other current liabilities” for current portions and in “Pension and other post-retirement liabilities” for non-current portions. Holdings records unrecognized gains and losses in “Accumulated other comprehensive loss, net of related taxes in the consolidated balance sheets.

Goodwill and Trademarks with Indefinite Lives

Goodwill is not amortized, but is subject to annual review unless conditions arise that require a more frequent evaluation. The review for impairment is either a qualitative assessment or a two-step process. If Holdings chooses to perform a qualitative assessment and determines that the fair value of Holdings more likely than not exceeds the carrying value, no further evaluation is necessary. For the two-step process, the first step is to compare the estimated fair value of Holdings with the recorded net book value (including the goodwill). If the estimated fair value of Holdings is higher than the recorded net book value, no impairment is deemed to exist and no further testing is required. If, however, the estimated fair value of Holdings is below the recorded net book value, then a second step must be performed to determine the goodwill impairment required, if any. In this second step, the implied fair value of goodwill is calculated as the excess of the fair value of Holdings over the fair values assigned to Holdings’ assets and liabilities. If the implied fair value of goodwill is less than the book value of the goodwill, the difference is recognized as an impairment loss.

Holdings performs its annual goodwill impairment review as of December 31 of each year using discounted future cash flows, unless conditions exist that would require a more frequent evaluation. The process of evaluating the potential impairment of goodwill is subjective because it requires the use of estimates and assumptions as to future cash flows, discount rates commensurate with the risks involved in the assets, future economic and market conditions, competition, customer relations, pricing, raw material costs, production costs, selling, general and administrative costs and income and other taxes. Although Holdings bases cash flow forecasts on assumptions that are consistent with plans and estimates used to manage Holdings, there is significant judgment in estimating the cash flows. Based upon the results of the annual impairment review at December 31, 2013, it was determined that the fair value of Holdings exceeded the carrying value of its net assets, therefore no impairment of goodwill was recorded. A hypothetical 10% decrease to the fair value of Holdings would not have triggered an impairment of goodwill.

Trademarks with indefinite lives are not amortized, but are tested for impairment annually as of December 31 unless conditions arise that would require a more frequent evaluation. In assessing the recoverability of these assets, projections regarding estimated discounted future cash flows and other factors are made to determine if impairment has occurred. If Holdings concludes that there has been impairment, Holdings will write down the carrying value of the asset to its fair value. See Note 8 for information regarding impairment losses recorded in the Successor years ended December 31, 2013 and 2011.

Holdings also evaluates those trade names with indefinite lives to determine whether events and circumstances continue to support the indefinite lives. As of December 31, 2013, Holdings has concluded that events and circumstances continue to support the indefinite lives of these trade names.

Impairment of Long-Lived Assets, other than Goodwill and Trademarks with Indefinite Lives and Long-Lived Assets to be Disposed of

Holdings evaluates all of its long-lived assets, including intangibles with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of such long-lived assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows that are expected to be generated by the asset. If the carrying amount exceeds the expected undiscounted future cash flows, the asset is considered to be impaired. If an asset is considered to be impaired, it is written down to fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 3 for information regarding impairment losses recorded in the Successor years ended December 31, 2013 and 2011.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for operating losses and tax credit carryforwards. Holdings establishes valuation allowances against deferred tax assets when the ability to fully utilize these benefits is determined to be uncertain. See Note 12 for information regarding valuation allowances currently being applied. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax law is recognized in income in the period that includes the enactment date.

Holdings does not provide for U.S. income taxes on undistributed earnings of its non-U.S. subsidiaries that are intended to be permanently reinvested. Where Holdings does not intend to permanently reinvest earnings of its non-U.S. subsidiaries, Holdings provides for U.S. income taxes and foreign withholding taxes, where applicable, on undistributed earnings.

Holdings records a liability for uncertain tax positions when management concludes that the likelihood of sustaining such positions upon examination by taxing authorities is less than “more-likely-than-not.” Holdings also records any interest and penalties related to these uncertain tax positions as a component of “Income tax (expense) benefit” in the consolidated statements of comprehensive income (loss).

Foreign Currency Translation

Chinese operations — The functional currency of the majority of Holdings’ Chinese operations is the U.S. dollar. The results of operations are remeasured into U.S. dollars at the average exchange rates for each relevant period, except for cost of sales which is remeasured primarily at historical exchange rates. Non-monetary assets and liabilities are remeasured into U.S. dollars at historical rates, and monetary assets and liabilities are remeasured at the closing exchange rate as of the applicable balance sheet date. Adjustments resulting from the translation of the balance sheet are recorded in the consolidated statements of comprehensive income (loss).

All other non-U.S. operations — The functional currencies for all other non-U.S. operations are their local currencies. The results of operations are translated into U.S. dollars using the average exchange rates during the applicable period. Assets and liabilities of these operations are translated into U.S. dollars using the exchange rates in effect at the applicable balance sheet date. Resulting cumulative translation adjustments are recorded as a component of shareholder’s equity in “Accumulated other comprehensive loss” in the consolidated balance sheets.

Foreign Currency Transactions

Transaction exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the appropriate line based upon the nature of the transaction. The net foreign exchange losses recognized during the Successor years ended December 31, 2013 and 2012 were both $0.3 million. The net foreign exchange losses recognized during the Successor year ended December 31, 2011 was $1.1 million. There were less than $0.1 million of foreign exchange gains recognized in the Predecessor period January 1, 2011 through January 25, 2011.

Reporting of Comprehensive Income (Loss)

Comprehensive income (loss) includes (i) net income (loss), (ii) the cumulative effect of translating balance sheets of certain non-U.S. subsidiaries to U.S. dollars and (iii) adjustments for pension and other post-retirement benefit liabilities. The last two items are not included in the determination of net income and are reflected as adjustments to shareholder’s equity.

Environmental Liabilities

Holdings accrues for environmental investigation, remediation and penalty costs when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The liability is determined on an undiscounted cash flow basis and is not reduced for potential claims for recovery. Claims for recovery are recognized as agreements are reached with third parties. Environmental expenditures are capitalized if they mitigate or prevent future contamination or if they improve the environmental safety or efficiency of the existing assets. All other environmental costs are expensed as incurred. Environmental cost estimates may include expenses for remediation of identified sites, long-term monitoring, payments for claims, administrative expenses, and expenses for ongoing evaluations and litigation. The liability is adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available.

Insurance Reserves

Holdings’ insurance for workers’ compensation, automobile, product and general liability includes high deductibles or self-insured retention (up to $0.5 million) for which Holdings is responsible. Deductibles for which Holdings is responsible are recorded in accrued expenses. Estimates of such losses involve substantial uncertainties including litigation trends, the severity of reported claims and incurred but not yet reported claims. External actuaries are used to assist Holdings in estimating these losses.

Derivative Financial Instruments

Holdings routinely enters into purchase agreements to acquire materials used in the normal course of its operations. In certain instances, a routine purchase agreement may meet the technical definition of a derivative. In all such cases, Holdings elects the “normal purchases” exemption from derivative accounting.

Accounting for Business Combinations

Business combinations, where the business is acquired from an unrelated third party, are accounted for under the acquisition method of accounting, which requires the acquired assets, including separately identifiable intangible assets, and assumed liabilities to be recorded as of the acquisition date at their respective fair values. Any excess of the purchase price over the fair value of the assets acquired, including separately identifiable intangible assets, and liabilities assumed is allocated to goodwill.

The allocation of purchase price to the fair value of assets acquired and liabilities assumed involves assessments of the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the date of the acquisition. Where appropriate, Holdings consults with external advisors to assist in the determination of fair value. For non-observable market values, fair value has been determined using acceptable valuation principles (e.g., relief from royalty method). Subsequent changes in Holdings’ assessments may trigger an impairment loss that would be recognized in the consolidated statement of comprehensive income (loss).

The results of operations for businesses acquired are included in Holdings’ financial statements from the date of the acquisition.

Recently Adopted Accounting Guidance

On January 1, 2013, Holdings adopted changes issued by the FASB regarding testing indefinite-lived intangible assets for impairment in connection with annual and interim impairment tests. The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test. The adoption of these changes did not have a material impact on the financial position, results of operations or cash flows of Holdings.

On January 1, 2013, Holdings adopted changes issued by the FASB intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. Among other things, an entity is required to present, either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. However, an entity would not need to show the income statement line item affected for certain components that are not required to be reclassified in their entirety to net income, such as amounts amortized into net periodic pension cost. The implementation of the new disclosure requirement did not have a material impact on Holdings’ financial position or results of operations.

Recently Issued Accounting Guidance

In March 2013, the FASB issued clarifying guidance on the accounting for the release of the cumulative translation adjustment when a parent sells either a part or all of its investment in a foreign entity. This guidance is effective prospectively for fiscal years beginning after December 15, 2013, and the interim periods within those years. Management does not expect the adoption of this guidance to have a material impact on the financial position or results of operations of Holdings.

In July 2013, the FASB issued amendments to guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The amendments require entities to present an unrecognized tax benefit netted against certain deferred tax assets when specific requirements are met. The amendments are effective prospectively for fiscal years beginning after December 15, 2013, and interim periods within those years. Management does not expect the adoption of this guidance to have a material impact on the financial position or results of operations of Holdings.